Securities (Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013 security	Sep. 30, 2012 security
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	19	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	$ 426,482	$ 42,733
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	7,213	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	2	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	26,750	2,298
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	844	614
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	711,590
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	16,998
Less Than 12 Months [Member]
Schedule of Investments [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Count	43
GSE Debentures [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	19	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	426,482	42,733
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	7,213	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	24,327
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	673
MBS [Member]
Schedule of Investments [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	710,291
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	16,984
MBS [Member] | Less Than 12 Months [Member]
Schedule of Investments [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Count	40
Municipal Bonds [Member]
Schedule of Investments [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	1,299
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	14
Municipal Bonds [Member] | Less Than 12 Months [Member]
Schedule of Investments [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Count	3
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	2,423	2,298
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	$ 171	$ 614